PREMISES AND EQUIPMENT - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) property	Dec. 31, 2024 USD ($) property	Dec. 31, 2023 USD ($) property
Property, Plant, and Equipment [Abstract]
Depreciation	$ 387.7	$ 292.0	$ 269.9
Number of properties sold | property	9	9	14
Net proceeds from sale of properties	$ 11.7	$ 7.8	$ 10.2
Net gain/(loss) on sale of fixed assets	8.7	6.0	5.1
Net book value of repossessed property	$ 3.0	$ 1.8	$ 5.1